FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	SFr 1,484	SFr 2,874
Transfers out, assets	(1,289)	(3,147)
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		158	SFr 77
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		186	74
Settlements, assets		(40)	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(4)	(5)
Balance at end of period, assets	300	300	146
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		18
Sales, assets		(18)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets	0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		14,531	16,503
Transfers in, assets		2,153	2,385
Transfers out, assets		(1,770)	(2,087)
Purchases, assets		4,931	4,309
Sales, assets		(4,849)	(4,754)
Issuances, assets		1,064	848
Settlements, assets		(1,877)	(2,902)
Gain (loss) on transfers in/out included in trading revenues, assets		(38)	(13)
Gain (loss) on all other activity included in trading revenues, assets		652	233
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(108)	(1,006)
Balance at end of period, assets	14,691	14,691	13,518
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,563	4,461
Transfers in, assets		543	434
Transfers out, assets		(625)	(681)
Purchases, assets		2,617	1,284
Sales, assets		(2,573)	(1,661)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(11)	(5)
Gain (loss) on all other activity included in trading revenues, assets		(62)	208
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		2	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		2	(350)
Balance at end of period, assets	4,456	4,456	3,690
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,745	1,430
Transfers in, assets		291	114
Transfers out, assets		(178)	(131)
Purchases, assets		1,744	491
Sales, assets		(1,349)	(672)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(4)
Gain (loss) on all other activity included in trading revenues, assets		36	156
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0	(147)
Balance at end of period, assets	2,289	2,289	1,237
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		814	612
Transfers in, assets		142	259
Transfers out, assets		(381)	(300)
Purchases, assets		365	476
Sales, assets		(468)	(483)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(7)	(2)
Gain (loss) on all other activity included in trading revenues, assets		(82)	58
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(10)	(35)
Balance at end of period, assets	373	373	585
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		215	257
Transfers in, assets		10	20
Transfers out, assets		(9)	(47)
Purchases, assets		42	139
Sales, assets		(167)	(169)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	2
Gain (loss) on all other activity included in trading revenues, assets		(32)	(31)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(2)	(13)
Balance at end of period, assets	57	57	158
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,298	1,421
Transfers in, assets		48	17
Transfers out, assets		(8)	(161)
Purchases, assets		433	158
Sales, assets		(320)	(203)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	(1)
Gain (loss) on all other activity included in trading revenues, assets		(1)	42
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		1	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(22)	(78)
Balance at end of period, assets	1,429	1,429	1,195
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		871	896
Transfers in, assets		86	114
Transfers out, assets		(100)	(273)
Purchases, assets		383	561
Sales, assets		(828)	(222)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(39)	13
Gain (loss) on all other activity included in trading revenues, assets		(27)	43
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(9)	(56)
Balance at end of period, assets	337	337	1,076
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,831	6,823
Transfers in, assets		856	1,130
Transfers out, assets		(529)	(593)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		1,064	848
Settlements, assets		(1,688)	(2,786)
Gain (loss) on transfers in/out included in trading revenues, assets		25	(27)
Gain (loss) on all other activity included in trading revenues, assets		525	(172)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(33)	(369)
Balance at end of period, assets	5,051	5,051	4,856
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		791	1,803
Transfers in, assets		14	23
Transfers out, assets		(34)	(198)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		73	281
Settlements, assets		(101)	(364)
Gain (loss) on transfers in/out included in trading revenues, assets		7	(6)
Gain (loss) on all other activity included in trading revenues, assets		39	(301)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(7)	(97)
Balance at end of period, assets	782	782	1,141
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,568	2,569
Transfers in, assets		618	656
Transfers out, assets		(380)	(304)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		514	170
Settlements, assets		(1,014)	(1,472)
Gain (loss) on transfers in/out included in trading revenues, assets		8	(24)
Gain (loss) on all other activity included in trading revenues, assets		287	(181)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(21)	(122)
Balance at end of period, assets	1,580	1,580	1,292
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		936	1,063
Transfers in, assets		224	306
Transfers out, assets		(104)	(91)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		279	191
Settlements, assets		(286)	(503)
Gain (loss) on transfers in/out included in trading revenues, assets		12	2
Gain (loss) on all other activity included in trading revenues, assets		112	26
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		8	(58)
Balance at end of period, assets	1,181	1,181	938
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,266	4,323
Transfers in, assets		668	707
Transfers out, assets		(516)	(540)
Purchases, assets		1,931	2,464
Sales, assets		(1,448)	(2,871)
Issuances, assets		0	0
Settlements, assets		(189)	(116)
Gain (loss) on transfers in/out included in trading revenues, assets		(13)	6
Gain (loss) on all other activity included in trading revenues, assets		216	154
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(68)	(231)
Balance at end of period, assets	4,847	4,847	3,896
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		148	3
Transfers in, assets		0	0
Transfers out, assets		(36)	(65)
Purchases, assets		81	215
Sales, assets		(13)	(2)
Issuances, assets		0	0
Settlements, assets		(85)	(8)
Gain (loss) on transfers in/out included in trading revenues, assets		(10)	7
Gain (loss) on all other activity included in trading revenues, assets		72	1
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(2)	(3)
Balance at end of period, assets	155	155	148
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,035	2,383
Transfers in, assets		7	0
Transfers out, assets		(1)	0
Purchases, assets		148	134
Sales, assets		(250)	(254)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		159	(45)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		19	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(13)	(143)
Balance at end of period, assets	2,104	2,104	2,063
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,669	1,834
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		96	100
Sales, assets		(188)	(163)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		136	(45)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(26)	(101)
Balance at end of period, assets	1,687	1,687	1,625
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		366	549
Transfers in, assets		7	0
Transfers out, assets		(1)	0
Purchases, assets		52	34
Sales, assets		(62)	(91)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		23	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		19	(12)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		13	(42)
Balance at end of period, assets	417	417	438
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		8,950	9,353
Transfers in, assets		401	631
Transfers out, assets		(367)	(750)
Purchases, assets		23	334
Sales, assets		(383)	(665)
Issuances, assets		1,966	1,295
Settlements, assets		(1,443)	(1,391)
Gain (loss) on transfers in/out included in trading revenues, assets		(54)	0
Gain (loss) on all other activity included in trading revenues, assets		1	(5)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	13
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(103)	(546)
Balance at end of period, assets	8,991	8,991	8,269
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		5,735	5,853
Transfers in, assets		220	360
Transfers out, assets		(120)	(154)
Purchases, assets		0	12
Sales, assets		(219)	(502)
Issuances, assets		1,299	825
Settlements, assets		(1,020)	(763)
Gain (loss) on transfers in/out included in trading revenues, assets		(18)	0
Gain (loss) on all other activity included in trading revenues, assets		14	23
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(54)	(353)
Balance at end of period, assets	5,837	5,837	5,306
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,729	1,494
Transfers in, assets		65	240
Transfers out, assets		(34)	(132)
Purchases, assets		1	26
Sales, assets		(141)	(21)
Issuances, assets		372	452
Settlements, assets		(306)	(132)
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(35)	(28)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	8
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(28)	(87)
Balance at end of period, assets	1,623	1,623	1,820
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		112	70
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		6	10
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	6
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(4)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(3)	(5)
Balance at end of period, assets	111	111	81
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		7,087	7,468
Transfers in, assets		313	1,260
Transfers out, assets		(973)	(2,460)
Purchases, assets		1,252	2,880
Sales, assets		(4,853)	(2,359)
Issuances, assets		732	478
Settlements, assets		(590)	(960)
Gain (loss) on transfers in/out included in trading revenues, assets		(47)	(2)
Gain (loss) on all other activity included in trading revenues, assets		(168)	(131)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(3)	(13)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		88	(508)
Balance at end of period, assets	2,838	2,838	5,653
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		6,768	6,851
Transfers in, assets		204	1,259
Transfers out, assets		(908)	(2,415)
Purchases, assets		1,077	2,832
Sales, assets		(4,815)	(2,242)
Issuances, assets		732	478
Settlements, assets		(590)	(960)
Gain (loss) on transfers in/out included in trading revenues, assets		(73)	1
Gain (loss) on all other activity included in trading revenues, assets		(84)	(21)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(3)	(13)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		91	(479)
Balance at end of period, assets	2,399	2,399	5,291
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets		(71)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		33,021	35,857
Transfers in, assets		2,874	4,276
Transfers out, assets		(3,147)	(5,362)
Purchases, assets		6,459	7,882
Sales, assets		(10,366)	(8,034)
Issuances, assets		3,948	2,695
Settlements, assets		(4,035)	(5,261)
Gain (loss) on transfers in/out included in trading revenues, assets		(149)	(8)
Gain (loss) on all other activity included in trading revenues, assets		716	59
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		14	(10)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(145)	(2,216)
Balance at end of period, assets	SFr 29,190	SFr 29,190	SFr 29,878